Related Party Transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related party transactions

17. Related party transactions

The Company has provided and purchased services to and from various affiliates of certain directors or entities under common control. The dollar amounts related to these related party activities are not significant to our unaudited condensed consolidated financial statements. Intercompany balances and transactions between the Company and its subsidiaries, which are related parties, have been eliminated on consolidation and are not disclosed in this note.

Balances and transactions with related parties

The Company entered the following transactions with related parties.

Transactions with Topco

The amounts owed from Topco arose from the disposal of PMSL, a previous subsidiary of Paysafe Group Limited. Before the Transaction, the contingent consideration payments from the disposal of PMSL were made by the buyer to Topco and Topco was obligated to transfer the consideration received to Legacy Paysafe, resulting in a receivable from Topco. In connection with the Transaction, Legacy Paysafe transferred the contingent consideration receivable to PGHL and as a result, Topco’s obligation is now with PGHL.

The remaining receivable relates to payments made by the buyer to Topco that had not been transferred to the Company. As of June 30, 2022 and December 31, 2021, the amount owed from Topco to the Company which are related to the disposal of PMSL was $3,966 and 4,408, respectively.

Transactions with PGHL

In connection with the Transaction, the Company fully settled a shareholder term loan agreement with PGHL. As part of the settlement, contingent consideration receivable was transferred to PGHL and an amount of $26,000 was settled through additional contributions from PGHL into Skrill USA, which were funded by Legacy Paysafe and is presented as “Contributions from non-controlling interest holders” in the unaudited condensed consolidated statement of shareholders’ equity for the six months ended June 30, 2021.

The remaining loan balance was released by PGHL as consideration for the issuance of ordinary shares by Legacy Paysafe, which is presented as “Capital injection in Legacy Paysafe” in the unaudited condensed consolidated statement of shareholders’ equity for the six months ended June 30, 2021.

The Company had a receivable from PGHL which was interest free and repayable on demand. During the three months end June 30, 2022, the company waived the right to the receivable, resulting in a loss which was recognized in "Other income, net." As of June 30, 2022 and December 31, 2021 this receivable balance was $0 and $2,069, respectively.

The amounts outstanding in prior periods are unsecured and no guarantees have been given or received. No allowances have been made for credit losses on debts in respect of the amounts owed by related parties. Interest expense, net, on related party transactions was $0 and $121 for the six months ended June 30, 2022 and 2021. These balances are reported within “Other (expense) / Income, net”. Refer to Note 2 for related party transaction related to the Warrant liabilities.